UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

BURNHAM FUND
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006  - (UNAUDITED)
--------------------------------------------------------------------------------

                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  86.76%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY  5.88%
AUTO MANUFACTURERS  1.14%
   General Motors Corp. a             35,000    $    1,164,100
                                                ---------------
AUTO MANUFACTURERS - FOREIGN  1.61%
   Toyota Motor Corp. - Sponsored ADR 15,000         1,633,500
                                                ---------------
CASINOS & GAMING  0.82%
   International Game Technology      20,000           830,000
                                                ---------------
RESTAURANTS  2.31%
   McDonald's Corp.                   60,000         2,347,200
                                                ---------------
TOTAL CONSUMER DISCRETIONARY (COST: $4,599,221)      5,974,800
                                                ---------------
CONSUMER STAPLES  9.66%
FOOD RETAIL  1.75%
   Whole Foods Market, Inc. a         30,000         1,782,900
                                                ---------------
HOUSEHOLD PRODUCTS  1.22%
   Procter & Gamble Co.               20,000         1,239,600
                                                ---------------
PACKAGED FOOD & MEATS  1.26%
 o The Hain Celestial Group, Inc.     50,000         1,278,000
                                                ---------------
PERSONAL PRODUCTS  0.92%
   Colgate-Palmolive Co.              15,000           931,500
                                                ---------------
SOFT DRINKS  4.51%
   PepsiCo, Inc.                      60,000         3,915,600
   The Coca-Cola Co.                  15,000           670,200
                                                ---------------
                                                     4,585,800
                                                ---------------
TOTAL CONSUMER STAPLES (COST: $7,748,396)            9,817,800
                                                ---------------
ENERGY  25.37%
INTEGRATED OIL & GAS  11.16%
   BP p.l.c. - Sponsored ADR          40,000         2,623,200
   Exxon Mobil Corp.                 130,000         8,723,000
                                                ---------------
                                                    11,346,200
                                                ---------------
OIL & GAS - EQUIPMENT & SERVICES  1.15%
 o National-Oilwell Varco, Inc.       20,000         1,171,000
                                                ---------------
OIL & GAS - EXPLORATION & PRODUCTION  7.21%
   Chesapeake Energy Corp. a          60,000         1,738,800
   Devon Energy Corp.                 40,000         2,526,000
 o McMoRan Exploration Co.           100,000         1,774,000
   Penn West Energy Trust             35,000         1,285,200
                                                ---------------
                                                     7,324,000
                                                ---------------
OIL & GAS - REFINING/MARKETING & TRANSPORTATION  5.85%
   Chevron Corp.                      20,000         1,297,200
 o Kinder Morgan Management LLC       53,645         2,264,909
   The Williams Companies, Inc.      100,000         2,387,000
                                                ---------------
                                                     5,949,109
                                                ---------------
TOTAL ENERGY (COST: $13,638,287)                    25,790,309
                                                ---------------


                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES  20.60%
CONSUMER FINANCE  4.14%
   American Express Co.               75,000    $    4,206,000
                                                ---------------
INVESTMENT BANKING & BROKERAGE  4.80%
   Charles Schwab Corp.               60,000         1,074,000
   Merrill Lynch & Co., Inc.          30,000         2,346,600
   Morgan Stanley                     20,000         1,458,200
                                                ---------------
                                                     4,878,800
                                                ---------------
LIFE & HEALTH INSURANCE  1.91%
   Manulife Financial Corp.           25,000           806,500
   MetLife, Inc.                      20,000         1,133,600
                                                ---------------
                                                     1,940,100
                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  6.10%
   Bank of America Corp.              30,000         1,607,100
   Citigroup Inc.                     50,000         2,483,500
   JPMorgan Chase & Co.               45,000         2,113,200
                                                ---------------
                                                     6,203,800
                                                ---------------
THRIFTS & MORTGAGE FINANCE  3.65%
   Hudson City Bancorp, Inc.         150,000         1,987,500
   Sovereign Bancorp, Inc.            80,000         1,720,800
                                                ---------------
                                                     3,708,300
                                                ---------------
TOTAL FINANCIAL SERVICES (COST: $15,701,738)        20,937,000
                                                ---------------
HEALTHCARE  3.69%
BIOTECHNOLOGY  1.41%
 o Amgen Inc.                         20,000         1,430,600
                                                ---------------
MANAGED HEALTH CARE  0.97%
   UnitedHealth Group Inc.            20,000           984,000
                                                ---------------
PHARMACEUTICALS  1.31%
   Sanofi-Aventis - Sponsored ADR     30,000         1,334,100
                                                ---------------
TOTAL HEALTHCARE (COST: $2,996,752)                  3,748,700
                                                ---------------
INDUSTRIALS  4.88%
AEROSPACE/DEFENSE  2.80%
   The Boeing Co.                     20,000         1,577,000
   United Technologies Corporation    20,000         1,267,000
                                                ---------------
                                                     2,844,000
                                                ---------------
INDUSTRIAL CONGLOMERATES  2.08%
   General Electric Co.               60,000         2,118,000
                                                ---------------
TOTAL INDUSTRIALS (COST: $4,683,406)                 4,962,000
                                                ---------------

INFORMATION TECHNOLOGY  9.12%
COMMUNICATIONS EQUIPMENT  1.58%
 o Cisco Systems, Inc.                70,000         1,610,000
                                                ---------------
COMPUTER HARDWARE  3.03%
 o Apple Computer, Inc.               40,000         3,081,200
                                                ---------------
INTERNET SOFTWARE & SERVICES  1.58%
 o Google Inc., Class A                4,000         1,607,600
                                                ---------------

SEE NOTES TO PORTFOLIO HOLDINGS                BURNHAM FUND  1

BURNHAM FUND CONTINUED
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2006  - (UNAUDITED)
--------------------------------------------------------------------------------

                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  CONTINUED
SYSTEMS SOFTWARE  2.93%
   Microsoft Corp.                    70,000    $    1,913,100
 o Oracle Corp.                       60,000         1,064,400
                                                ---------------
                                                     2,977,500
                                                ---------------
TOTAL INFORMATION TECHNOLOGY (COST: $7,926,436)      9,276,300
                                                ---------------
MATERIALS  1.39%
FERTILIZERS & AGRICULTURAL CHEMICALS  1.39%
   Monsanto Co.                       30,000         1,410,300
                                                ---------------
TOTAL MATERIALS (COST: $1,281,419)                   1,410,300
                                                ---------------
TELECOMMUNICATIONS SERVICES  2.06%
INTEGRATED TELECOMMUNICATIONS SERVICES  2.06%
   AT&T Inc.                          30,000           976,800
   Verizon Communications Inc.        30,000         1,113,900
                                                ---------------
                                                     2,090,700
                                                ---------------
TOTAL TELECOMMUNICATIONS SERVICES
(COST: $1,932,162)                                   2,090,700
                                                ---------------
UTILITIES  4.11%
GAS UTILITIES  1.77%
   Southern Union Co.                 68,250         1,802,482
                                                ---------------
INDIVIDUAL POWER PRODUCERS
& ENERGY TRADERS  2.34%
 o AES Corp.                          50,000         1,019,500
 o NRG Energy, Inc. a                 30,000         1,359,000
                                                ---------------
                                                     2,378,500
                                                ---------------
TOTAL UTILITIES (COST: $3,381,849)                   4,180,982
                                                ---------------
TOTAL COMMON STOCKS (COST: $63,889,666)             88,188,891
                                                ---------------

EXCHANGE TRADED FUNDS  2.50%
   iShares MSCI Japan Index Fund     100,000         1,354,000
 o street TRACKS Gold Trusta           20,000        1,189,400
                                                ---------------
TOTAL EXCHANGE TRADED FUNDS (COST: $2,453,900)       2,543,400
                                                ---------------

REGISTERED INVESTMENT COMPANIES  3.83%

   Blackrock Enhanced Dividend
     Achievers Trust                  75,000         1,117,500
   China Fund, Inc.                   50,000         1,453,500
   India Fund, Inc.                   30,000         1,324,500
                                                ---------------
TOTAL REGISTERED INVESTMENT COMPANIES
(COST: $3,412,858)                                   3,895,500
                                                ---------------

                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS b  14.75%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT  0.03%
   People's Bank
   5.35%, 7/27/07                    $25,000    $       25,000
                                                ---------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $25,000)            25,000
                                                ---------------
DISCOUNTED COMMERCIAL PAPER 7.49%
   General Electric Capital Corp.
   4.85%, 10/04/06                 2,537,000         2,536,263
                                                ---------------
   Sanpaolo IMI U.S. Financial Co.
   4.85%, 10/02/06                 5,078,000         5,078,000
                                                ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $7,614,263)                                7,614,263
                                                ---------------
INVESTMENT TRUST  7.20%
   Securities Lending Investment Fund,
   a series of the Brown Brothers
   Investment Trust c,d            7,320,020         7,320,020
                                                ---------------
TOTAL INVESTMENT TRUST
(COST: $7,320,020)                                   7,320,020
                                                ---------------
TIME DEPOSIT  0.03%
   Brown Brothers Harriman & Co. d
   4.73%, 10/02/06                    32,825            32,825
                                                ---------------
TOTAL TIME DEPOSIT (COST: $32,825)                      32,825
                                                ---------------
TOTAL SHORT-TERM INSTRUMENTS
(COST: $14,992,108)                                 14,992,108
                                                ---------------

------------------------------------------------------------------
 TOTAL INVESTMENTS 107.84% (COST $84,748,532)   $  109,619,899

 LIABILITIES, LESS CASH AND OTHER ASSETS (7.84)%    (7,971,337)
                                                ---------------
 NET ASSETS  100.00%                            $  101,648,562
                                                ===============
------------------------------------------------------------------


2 BURNHAM FUND                 SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM FUND CONTINUED
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2006  - (UNAUDITED)
--------------------------------------------------------------------------------


   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

    THE TAX COST OF THE FUND AT SEPTEMBER 30, 2006, BASED ON SECURITIES OWNED WAS $84,748,532. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2006 WAS $25,263,214 AND $(391,847),RESPECTIVELY.


o   INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
a   ALL OR A PORTION OF SECURITY OUT ON LOAN.
b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT
    INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 7.55%.
c   REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM THE SECURITIES LENDING
     TRANSACTIONS.
d   AFFILIATE OF THE CUSTODIAN
ADR- AMERICAN DEPOSITORY RECEIPT


SEE NOTES TO PORTFOLIO HOLDINGS                                  BURNHAM FUND  3

BURNHAM FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006  - (UNAUDITED)
--------------------------------------------------------------------------------

                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  96.67%
(PERCENTAGE OF NET ASSETS)

BANKS  38.15%
BANKS - REGIONAL  38.15%
   Alliance Financial Corp.          149,215    $    4,637,602
   Bancorp Rhode Island, Inc.        121,000         5,354,250
 o Bancshares of Florida, Inc.        74,000         1,559,920
   Benjamin Franklin Bancorp Inc.     54,300           756,942
   Boardwalk Bancorp Inc.              9,708           155,328
   Bridge Street Financial, Inc.      99,000         2,275,020
 o Centennial Bank Holdings, Inc     598,800         5,796,384
 o Coast Financial Holdings, Inc.     81,000         1,349,460
 o Connecticut Bank & Trust Co.      129,700         1,028,521
   Federal Trust Corp.                22,700           227,000
 o Great Lakes Bancorp Inc.           66,500         1,068,655
   Legacy Bancorp, Inc.                6,800           105,740
   Millennium Bankshares Corp.        47,450           415,187
   North Fork Bancorporation, Inc.   115,000         3,293,600
 o Omni Financial Services Inc.      100,000         1,049,000
 o Porter Bancorp, Inc.              100,000         2,268,000
   Prosperity Bancshares, Inc.        10,000           340,400
   Seacoast Banking Corp. of Florida  25,000           755,000
   State National Bancshares, Inc.   135,000         5,128,650
   Sterling Bancorp                  257,700         5,066,382
   Sterling Bancshares, Inc.          77,500         1,569,375
   Summit Bank Corp.                 100,000         2,337,000
 o Sun American Bancorp               15,000            79,500
   Texas United Bancshares, Inc.      32,000         1,055,680
   U.S.B. Holding Co., Inc.          197,000         4,345,820
   Yardville National Bancorp Inc.    87,500         3,120,250
                                                ---------------
                                                    55,138,666
                                                ---------------
TOTAL BANKS (COST: $47,295,728)                     55,138,666
                                                ---------------
DIVERSIFIED FINANCIALS  7.92%
ASSET MANAGEMENT & CUSTODY BANKS  0.98%
   The Bank of New York Co., Inc. 3   40,000         1,410,400
                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  2.00%
   Bank of America Corp. 3            30,000         1,607,100
   JPMorgan Chase & Co. 3             27,500         1,291,400
                                                ---------------
                                                     2,898,500
                                                ---------------
PROPERTY & CASUALTY INSURANCE  2.65%
 o CRM Holdings, Ltd.                506,500         3,824,075
                                                ---------------
REAL ESTATE INVESTMENT TRUSTS  2.10%
   Annaly Capital Management Inc.    160,000         2,102,400
   MFA Mortgage Investments, Inc.    125,000           931,250
                                                ---------------
                                                     3,033,650
                                                ---------------
UNREGISTERED INVESTMENT COMPANY  0.19%
   Peregrine Holdings Ltd. a,4,5     275,000           282,751
                                                ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $11,715,492)    11,449,376
                                                ---------------

                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------

THRIFS & MORTGAGE FINANCE  50.60%
THRIFTS & MORTGAGE FINANCE  50.60%
   Abington Community Bancorp, Inc.   21,000    $      315,420
   Astoria Financial Corp. 3          75,000         2,311,500
   Atlantic Coast Federal Corporation 70,000         1,258,600
   Bank of Atlanta a,4               228,572         1,600,004
   Central Bancorp, Inc. 5            98,550         2,966,355
   Charter Financial Corp.            75,000         2,999,250
 o Chicopee Bancorp Inc.             300,000         4,461,000
   Citizens South Banking Corp., Inc.288,422         3,749,486
   Clifton Savings Bancorp, Inc.      22,500           252,450
   Dime Community Bancshares, Inc.   300,000         4,419,000
   First Security Group Inc.             700             8,064
 o FirstFed Financial Corp. 3         30,000         1,701,600
   Hudson City Bancorp, Inc.         700,000         9,275,000
 o Investors Bancorp, Inc.           455,050         6,866,704
 o Lake Shore Bancorp Inc.            20,000           222,000
   LSB Corp.                          28,582           485,894
   New England Bancshares, Inc.      113,195         1,448,896
 o Northeast Community Bancorp, Inc. 260,054         2,959,415
   People's Bank 3                   160,000         6,337,600
   Pulaski Financial Corp.            45,650           750,943
   Rome Bancorp, Inc.                 47,812           614,384
   SI Financial Group, Inc.           10,000           118,000
   Sovereign Bancorp, Inc. 3         400,000         8,604,000
   Synergy Financial Group Inc.      111,336         1,792,510
   TD Banknorth, Inc.                 40,000         1,155,200
 o Wauwatosa Holdings, Inc.          191,456         3,379,198
   Webster Financial Corp.            40,000         1,884,400
   Willow Grove Bancorp, Inc.         76,650         1,200,339
                                                ---------------
                                                    73,137,212
                                                ---------------
TOTAL THRIFTS & MORTGAGE FINANCE
(COST: $63,136,382)                                 73,137,212
                                                ---------------
TOTAL COMMON STOCKS (COST: $122,147,602)           139,725,254
                                                ---------------

                                      FACE
                                      VALUE
                                   ---------

SHORT-TERM INSTRUMENTS  5.35%
(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT  0.02%
   People's Bank
   5.35%, 7/27/07                    $25,000            25,000
                                                ---------------
TOTAL CERTIFICATE OF DEPOSIT
(COST: $25,000)                                         25,000
                                                ---------------
DISCOUNTED COMMERCIAL PAPER 5.33%
   General Electric Capital Corp.
   4.85%, 10/04/06                 3,509,000         3,507,980
                                                ---------------
   Sanpaolo IMI U.S. Financial Co.
   4.85%, 10/02/06                 4,200,000         4,200,000
                                                ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $7,707,980)                                   7,707,980
                                                ---------------
TOTAL SHORT-TERM INSTRUMENTS
(COST: $7,732,980)                                   7,732,980
                                                ---------------


4 FINANCIAL SERVICES FUND       SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM FINANCIAL SERVICES FUND CONTINUED
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2006  - (UNAUDITED)
--------------------------------------------------------------------------------

                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------

CALL OPTION PURCHASED -  0.15%
   Sovereign Bancorp, Inc. Calls
     @ 19 due Jan 08 LEAPS*              500    $      215,250
                                                ---------------

TOTAL CALL OPTION PURCHASED
(PREMIUMS PAID: $247,190)                              215,250
                                                ---------------

------------------------------------------------------------------
 TOTAL INVESTMENTS 102.17%
 (COST $130,127,772)                            $  147,673,484

 CALL OPTIONS WRITTEN (0.29)%
 (PREMIUMS RECEIVED $278,539)                         (415,375)

 LIABILITIES, LESS CASH AND OTHER ASSETS (1.88)%    (2,716,661)
                                                ---------------
 NET ASSETS  100.00%                            $  144,541,448
                                                ===============
------------------------------------------------------------------


CALL OPTIONS WRITTEN  (0.29)%

   Astoria Financial Corp. Calls
     @ 35 due Jan 07                     200            (5,000)
                                                ---------------
   Bank of America Corp. Calls
     @ 47.5 due Jan 07                    50           (33,500)
     @ 50 due Jan 07                     250          (110,000)
                                                ---------------
                                                      (143,500)
                                                ---------------
   FirstFed Financial Corp. Calls
     @ 55 due Jan 07                     100           (52,000)
     @ 60 due Mar 07                     100           (31,000)
                                                ---------------
                                                       (83,000)
                                                ---------------
   JPMorgan Chase & Co. Calls
     @ 45 due Jan 07                     275           (82,500)
                                                ---------------
   People's Bank Calls
     @ 40 due Feb 07                     300           (46,500)
                                                ---------------
   Sovereign Bancorp, Inc. Calls
     @ 22.5 due Jan 07                   500           (32,500)
     @ 23.75 due Jan 07                  500           (18,375)
                                                ---------------
                                                       (50,875)
                                                ---------------
   The Bank of New York Co., Inc. Calls
     @ 37.5 due Oct 06                   200            (2,000)
     @ 40 due Jan 07                     200            (2,000)
                                                ---------------
                                                        (4,000)
                                                ---------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $278,539)                   $     (415,375)
                                                ===============

---------------------------------------------------------------



FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

    THE TAX COST OF THE FUND AT SEPTEMBER 30, 2006, BASED ON SECURITIES OWNED WAS $130,127,772. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2006 WAS $20,031,837 AND $(2,486,125), RESPECTIVELY.


o   INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
a INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS 1,882,755, REPRESENTING 1.30% OF NET ASSETS.
* LONG-TERM EQUITY ANTICIPATION SECURITIES ARE LONG-TERM OPTION CONTRACTS THAT CAN BE MAINTAINED FOR A PERIOD OF UP TO THREE YEARS.



SEE NOTES TO PORTFOLIO HOLDINGS                       FINANCIAL SERVICES FUND  5

BURNHAM FINANCIAL INDUSTRIES FUND
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006  - (UNAUDITED)
--------------------------------------------------------------------------------

                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  82.22%
(PERCENTAGE OF NET ASSETS)

BANKS  11.42%
BANKS - REGIONAL  10.50%
   First Republic Bank +              15,000    $      638,400
   Prosperity Bancshares, Inc.         5,000           170,200
   South Financial Group, Inc. 3      25,000           650,750
 o SVB Financial Group 3              20,000           892,800
   UCBH Holdings, Inc. +              55,000           960,300
   Valley National Bancorp            18,750           479,437
                                                ---------------
                                                     3,791,887
                                                ---------------
DIVERSIFIED BANKS  0.92%
   U.S. Bancorp3                      10,000           332,200
                                                ---------------
TOTAL BANKS (COST: $4,119,025)                       4,124,087
                                                ---------------
DIVERSIFIED FINANCIALS  32.15%
ASSET MANAGEMENT & CUSTODY BANKS  6.83%
   The Bank of New York Co., Inc. 3   70,000         2,468,200
                                                ---------------
CONSUMER FINANCE  5.44%
   Capital One Financial Corp. 3      25,000         1,966,500
                                                ---------------
INSURANCE BROKER  2.34%
   Aon Corp. 3                        25,000           846,750
                                                ---------------
INVESTMENT BANKING & BROKERAGE  2.79%
   Legg Mason, Inc. 3                 10,000         1,008,600
                                                ---------------
MULTI-LINE INSURANCE  6.42%
   American International Group,
   Inc. 3                             35,000         2,319,100
                                                ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES  5.42%
   Bank of America Corp. 3            19,000         1,017,830
   JPMorgan Chase & Co. 3             20,000           939,200
                                                ---------------
                                                     1,957,030
                                                ---------------
REAL ESTATE INVESTMENT TRUSTS  2.91%
   Annaly Capital Management Inc. +   80,000         1,051,200
                                                ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $10,840,126)    11,617,380
                                                ---------------
THRIFTS & MORTGAGE FINANCE  38.65%
THRIFTS & MORTGAGE FINANCE  38.65%
   Astoria Financial Corp. +,3        40,500         1,248,210
 o FirstFed Financial Corp. 3         15,000           850,800
   Hudson City Bancorp, Inc. +       350,002         4,637,527
 o Investors Bancorp, Inc. +         132,219         1,995,185
   People's Bank +,3                  40,000         1,584,400
   Sovereign Bancorp, Inc. 3          82,500         1,774,575
   TD Banknorth, Inc.                 20,000           577,600
   Webster Financial Corp. +,3        27,500         1,295,525
                                                ---------------
                                                    13,963,822
                                                ---------------
TOTAL THRIFTS & MORTGAGE FINANCE
(COST: $11,990,576)                                 13,963,822
                                                ---------------
TOTAL COMMON STOCKS
(COST: $26,949,727)                                 29,705,289
                                                ---------------

                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  20.60%
(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT  0.07%
   People's Bank
   5.35%, 7/27/07                $    25,000    $       25,000
                                                ---------------
TOTAL CERTIFICATE OF DEPOSIT
(COST: $25,000)                                         25,000
                                                ---------------
DISCOUNTED COMMERCIAL PAPER  19.57%
   AIG Funding, Inc.
   5.26%, 10/03/06                 1,700,000         1,699,754
                                                ---------------
   General Electric Co.
   4.85%, 10/04/06                 1,807,000         1,806,475
                                                ---------------
   Prudential Funding, LLC
   4.91%, 10/03/06                 1,807,000         1,806,738
                                                ---------------
   Sanpaolo IMI U.S. Financial Co.
   4.85%, 10/02/06                 1,759,000         1,759,000
                                                ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $7,071,967)                                   7,071,967
                                                ---------------
TIME DEPOSIT  0.96%
   Wells Fargo & Co.
   4.73%, 10/02/06                   346,147           346,147
                                                ---------------
TOTAL TIME DEPOSIT (COST: $346,147)                    346,147
                                                ---------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $7,443,114)      7,443,114
                                                ---------------

                                   NUMBER OF
                                   CONTRACTS
                                   ---------

CALL OPTION PURCHASED -  0.30%

   Sovereign Bancorp, Inc. Calls
     @ 19 due Jan 08 LEAPS*              250           107,625
                                                ---------------
TOTAL CALL OPTION PURCHASED
(PREMIUMS PAID: $123,595)                              107,625
                                                ---------------


-----------------------------------------------------------------
 TOTAL INVESTMENTS 103.12%
 (COST $34,516,436)                             $   37,256,028

 SHORT SALES (21.34)% (PROCEEDS$7,356,763)          (7,711,905)

 CALL OPTIONS WRITTEN (1.70)%
 (PREMIUMS RECEIVED $578,687)                         (614,950)

 CASH AND OTHER ASSETS, LESS LIABILITIES 19.92%      7,197,984
                                                ---------------
 NET ASSETS  100.00%                            $   36,127,157
                                                ===============
-----------------------------------------------------------------


6 FINANCIAL INDUSTRIES FUND        SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM FINANCIAL INDUSTRIES FUND CONTINUED
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF SEPTEMBER 30, 2006  - (UNAUDITED)
--------------------------------------------------------------------------------

                                    NUMBER OF
                                      SHARES          VALUE
--------------------------------------------------------------------------------

 SHORT SALES  (21.34)%
   Hancock Holding Co.                 2,500    $     (133,875)
   M & T Bank Corp.                   17,500        (2,099,300)
   Marshall & Ilsley Corp.             7,500          (361,350)
   National City Corp.                30,000        (1,098,000)
   NewAlliance Bancshares, Inc.       36,700          (537,655)
   Provident Financial Services, Inc. 50,000          (925,500)
   Regions Financial Corp.            20,000          (735,800)
   SAFECO Corp.                        5,000          (294,650)
   Trustmark Corp.                     2,500           (78,575)
   Wells Fargo & Co.                  40,000        (1,447,200)
                                                ---------------
TOTAL SHORT SALES
(PROCEEDS: $7,356,763)                              (7,711,905)
                                                ---------------

                                     NUMBER OF
                                    CONTRACTS
                                    ---------

CALL OPTIONS WRITTEN  (1.70)%

   American International Group, Inc. Calls
     @ 65 due Nov 06                     100           (24,500)
     @ 70 due Nov 06                     100            (3,000)
     @ 70 due Feb 07                     100           (13,000)
     @ 80 due Jan 07                      50              (250)
                                                ---------------
                                                       (40,750)
                                                ---------------
   Aon Corp. Calls
     @ 35 due Oct 06                      50            (1,500)
     @ 37.5 due Feb 07                   100            (6,500)
     @ 37.5 due Apr 07                   100           (12,500)
                                                ---------------
                                                       (20,500)
                                                ---------------
   Astoria Financial Corp. Calls
     @ 35 due Oct 06                      50              (750)
     @ 35 due Jan 07                     100            (2,500)
                                                ---------------
                                                        (3,250)
                                                ---------------
   Bank of America Corp. Calls
     @ 47.5 due Jan 07                    70           (46,900)
     @ 50 due Jan 07                      70           (30,800)
     @ 52.5 due Nov 06                    50           (10,250)
                                                ---------------
                                                       (87,950)
                                                ---------------
   Capital One Financial Corp. Calls
     @ 80 due Jan 07                      50           (22,000)
     @ 85 due Jan 07                      50           (11,750)
     @ 90 due Dec 06                      50            (4,000)
     @ 90 due Jan 07                      50            (5,500)
     @ 95 due Jan 07                      50            (2,000)
                                                ---------------
                                                       (45,250)
                                                ---------------
   FirstFed Financial Corp. Calls
     @ 55 due Jan 07                      50           (26,000)
     @ 60 due Mar 07                      50           (15,500)
                                                ---------------
                                                       (41,500)
                                                ---------------
   JPMorgan Chase & Co. Calls
     @ 45 due Jan 07                     200           (60,000)
                                                ---------------
   Legg Mason, Inc. Calls
     @ 90 due Jan 07                     100          (145,000)
                                                ---------------

   People's Bank Calls
     @ 40 due Feb 07                     150    $      (23,250)
                                                ---------------
   South Financial Group, Inc. Calls
     @ 30 due Nov 06                     100            (1,000)
     @ 30 due Feb 07                     100            (1,000)
                                                ---------------
                                                        (2,000)
                                                ---------------
   Sovereign Bancorp, Inc. Calls
     @ 22.5 due Jan 07                   250           (16,250)
     @ 23.75 due Jan 07                  500           (18,375)
                                                ---------------
                                                       (34,625)
                                                ---------------
   SVB Financial Group Calls
     @ 50 due Nov 06                      50              (250)
     @ 50 due Jan 07                      50            (3,000)
     @ 55 due Jan 07                     100              (500)
                                                ---------------
                                                        (3,750)
                                                ---------------
   The Bank of New York Co., Inc. Calls
     @ 35 due Jan 07                     500           (85,000)
     @ 37.5 due Oct 06                   100            (1,000)
     @ 40 due Jan 07                     100            (1,000)
                                                ---------------
                                                       (87,000)
                                                ---------------
   U.S. Bancorp Calls
     @ 32.5 due Jan 07                   100           (16,000)
                                                ---------------
   Webster Financial Corp. Calls
     @ 50 due Jan 07                      75            (4,125)
                                                ---------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $578,687)                   $     (614,950)
                                                ===============


FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

    THE TAX COST OF THE FUND AT SEPTEMBER 30, 2006, BASED ON SECURITIES OWNED WAS $34,516,436. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT SEPTEMBER 30, 2006 WAS $2,940,952 AND $(201,360), RESPECTIVELY.

o   INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.
+   SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
    SHORT.
* LONG-TERM EQUITY ANTICIPATION SECURITIES ARE LONG-TERM OPTION CONTRACTS THAT CAN BE MAINTAINED FOR A PERIOD OF UP TO THREE YEARS.




SEE NOTES TO PORTFOLIO HOLDINGS         FINANCIAL INDUSTRIES FUND 7

BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006  - (UNAUDITED)
--------------------------------------------------------------------------------

                                   FACE
                                   VALUE           VALUE
--------------------------------------------------------------------------------


SHORT-TERM INSTRUMENTS  100.11%
(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS  52.78%
   U.S. Treasury Bills
   4.22%, 10/05/06               $75,000,000    $   74,973,482
   4.30%, 10/05/06                30,000,000        29,989,393
                                                ---------------
                                                   104,962,875
                                                ---------------
   U.S. Treasury Note
   3.125%, 5/15/07                20,000,000        19,772,511
                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST: $124,735,386)                               124,735,386
                                                ---------------
REPURCHASE AGREEMENTS  47.30%
   Citigroup Global Markets Inc.,
   5.28% dated 9/29/06, to be
   repurchased at $56,024,640
   on 10/02/06 (collateralized by
   $1,605,322 GNMA, 5.50%,
   due 11/16/33, value
   $1,566,972 and $36,716,000
   GNMA, 6.00%, due 7/20/32, value
   $47,577,854 and $18,590,884
   GNMA, 5.00%, due 7/16/34,
   value $7,975,174)              56,000,000        56,000,000
                                                ---------------
   Goldman Sachs,
   4.99% dated 9/29/06, to be
   repurchased at $55,823,204 on
   10/02/06 (collateralized by
   $55,758,000 U.S. Treasury Note,
   4.625% due 3/31/08, value
   $56,916,205)                   55,800,000        55,800,000
                                                ---------------
TOTAL REPURCHASE AGREEMENTS
(COST: $111,800,000)                               111,800,000
                                                ---------------
TIME DEPOSIT  0.03%
   Brown Brothers Harriman & Co. a
   4.73%, 10/02/06                    76,408            76,408
                                                ---------------
TOTAL TIME DEPOSIT
(COST: $76,408)                                         76,408
                                                ---------------
TOTAL SHORT-TERM INSTRUMENTS
(COST: $236,611,794)                               236,611,794
                                                ---------------

----------------------------------------------------------------------
 TOTAL INVESTMENTS 100.11%(COST $236,611,794)*  $  236,611,794

 LIABILITIES, LESS CASH AND OTHER ASSETS (0.11)%      (254,604)
                                                ---------------
 NET ASSETS  100.00%                            $  236,357,190
                                                ===============
----------------------------------------------------------------------


*   AGGREGATE COST FOR FEDERAL TAX PURPOSES.
a   AFFILIATE OF THE CUSTODIAN



8  U.S. GOVERNMENT MONEY MARKET FUND    SEE NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - SEPTEMBER 30, 2006 (Unaudited)


VALUATION AND INVESTMENT PRACTICES
1. VALUING SECURITIES

    THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

    STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. ANY EQUITIES THAT DIDN'T TRADE THAT DAY ARE VALUED AT THE LAST AVAILABLE BID PRICE.

    BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

    MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

    REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

    OPTIONS MAY BE WRITTEN BY THE NON-MONEY MARKET FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKETS. WHEN A FUND ENTERS INTO A WRITTEN CALL OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND ALSO RECORDS AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY, TO REFLECT THE OPTION'S CURRENT VALUE. THE POTENTIAL RISK TO THE FUNDS IS THAT THE CHANGE IN VALUE OF OPTIONS CONTRACTS MAY NOT CORRESPOND TO THE CHANGE IN VALUE OF THE HEDGED INSTRUMENTS. IN ADDITION, LOSSES MAY ARISE FROM CHANGES IN THE VALUE OF THE UNDERLYING INSTRUMENTS, IF THERE IS AN ILLIQUID SECONDARY MARKET FOR THE CONTRACTS, OR IF THE COUNTERPARTY TO THE CONTRACT IS UNABLE TO PERFORM. WHEN A CALL OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS. EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

    SHORT SALES
    SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK
    TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED-TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED. SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS IN EXCESS OF THE AMOUNTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

    FAIR VALUE PRICING
    EACH FUND (OTHER THAN THE BURNHAM U.S. GOVERNMENT MONEY
    MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF QUOTATIONS ARE NOT READILY AVAILABLE OR IF MARKET QUOTATIONS MAY BE UNRELIABLE, A FUND MAY VALUE ITS SECURITIES BY A METHOD THAT THE TRUSTEES BELIEVE ACCURATELY REFLECTS FAIR VALUE. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS.

    ACCOUNTING FOR PORTFOLIO TRANSACTIONS
    THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2. SECURITIES LENDING

    THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES. WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL. AT SEPTEMBER 30, 2006, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                         LOANED SECURITIES      % OF             VALUE OF
                            MARKET VALUE     NET ASSETS        CASH COLLATERAL
                            ------------     ----------       -----------------
    BURNHAM FUND              $7,131,285        7.02%            $7,320,020

3. SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

4. RESTRICTED SECURITIES

    ALL FUNDS EXCEPT BURNHAM U.S. GOVERNMENT MONEY MARKET FUND MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS WHICH ARE SUBJECT TO LEGAL OR CONTRACTUAL RISKS. AT SEPTEMBER 30, 2006, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 ("THE 1933 ACT.") THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A IF THE 1933 ACT.

    DESCRIPTION,
    DATE OF PURCHASE,
    % OF NET ASSETS              SHARES        COST         VALUE
    ---------------              ------      -------       --------
    BANK OF ATLANTA              228,572    $1,600,004    $1,600,004
    05/08/06
    1.11%

    PEREGRINE HOLDING LTD.       275,000      $282,751      $282,751
    05/31/02
    0.20%

5. TRANSACTIONS WITH AFFILIATED SECURITIES

    DURING THE PERIOD THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

    VALUE AT                VALUE AT      DIVIDEND
    AFFILIATE                6/30/06      9/30/06    INCOME
    ---------               --------      --------   -------
    CENTRAL BANCORP, INC.  $3,124,035   $2,966,355   $17,739
    PEREGRINE HOLDINGS LTD.   281,788      282,751        --



 10 NOTES TO PORTFOLIO HOLDINGS                      NOTES TO PORTFOLIO HOLDINGS

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               BURNHAM INVESTORS TRUST

By:                        /s/ Jon M. Burnham
                           Jon M. Burnham, Chief Executive Officer

Date:                      November 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                        /s/ Jon M. Burnham
                           Jon M. Burnham, Chief Executive Officer

Date:                      November 22, 2006



By:                        /s/ Michael E. Barna
                           Michael E. Barna, Chief Financial Officer

Date:                      November 22, 2006